Other financial income / expenses	12 Months Ended
Dec. 31, 2018
Other financial income / expenses
Other financial income / expenses

9. Other financial income / expenses

The following table summarizes other financial income and expense for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€5,219	€3,045	€1,614
Effect of discounting long term R&D incentives receivables	199	—	99
Currency exchange gain	11,027	1,797	8,150
Fair value gain on financial assets held at fair value through profit or loss	1,203	—	—
Gain upon sale of financial assets held at fair value through profit or loss	668	—	—
Other finance income	19	34	87
Total other financial income	18,335	4,877	9,950

Other financial expenses:
Interest expenses	(780)	(936)	(47)
Currency exchange loss	(1,174)	(29,176)	(1,453)
Other finance charges	(782)	(469)	(191)
Total other financial expense	(2,737)	(30,582)	(1,692)

Total net other financial expense (-)/ income	€15,598	€(25,705)	€8,257